Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets (Deferred platform commission fees)
Balance at the beginning	$ 94,682	$ 116,533
Deferred during the year	74,250	87,860
Released to profit or loss	(94,936)	(109,711)
Balance at the end	$ 73,996	$ 94,682